Investment Strategy	Dec. 31, 2025
Templeton Global Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Under normal market conditions, the Fund seeks to maintain a positive overall portfolio duration. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other investments that have economic characteristics similar to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located around the world. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as S&P Global Ratings (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade or, if unrated determined by the investment manager to be of comparable quality. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options, but it may also use currency and currency index futures contracts. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. For purposes of pursuing its investment goals, the Fund regularly enters into interest rate swaps and may also enter into various other transactions involving derivatives, including interest rate/bond futures and credit default swaps. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected, interest rates, countries, durations or credit risks.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.
Templeton Global Bond Enhanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds,” including derivative instruments or other investments that have economic characteristics similar to bonds. The Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related issuers worldwide, including supranational entities (collectively, “bonds”). Bonds may be denominated and issued in the local currency or in another currency. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in bonds that are rated below investment grade or, if unrated, determined by the investment manager to be of comparable quality, including securities in default. The Fund seeks to invest its assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.

Under normal market conditions, the Fund seeks to maintain a positive overall portfolio duration. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options, but it may also use currency and currency index futures contracts. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. For purposes of pursuing its investment goals, the Fund regularly enters into interest rate swaps and may also enter into various other transactions involving derivatives, including interest rate/bond futures and swap agreements (which may include total return and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected, interest rates, countries, durations or credit risks.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds,” including derivative instruments or other investments that have economic characteristics similar to bonds.
Templeton Sustainable Emerging Markets Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in government bonds issued by emerging market countries pursuant to the investment manager’s investment strategy that emphasizes the current and projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG) categories (sustainability investment strategy). The investment manager’s sustainability investment strategy is based on its premise that when emerging market countries are evaluated on their ESG practices, they will score lower than developed market countries. A disparity in economic resources and the resulting lower absolute ESG score will often cause emerging markets to be overlooked or excluded from traditional investment strategies that only incorporate a snap-shot of current ESG scores. As a result, to counterbalance this disparity, the investment manager also evaluates an emerging market country’s momentum in improving its sustainability efforts, and, therefore, its ESG score, over the near to medium term, because it believes that projected positive change is an important tool in forecasting the long-term economic, social and political development of a country and the potential increase in the value of its bonds.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by “emerging market countries.” For purposes of the Fund’s 80% policy, the bonds in which the Fund invests consist of treasuries and government debt typically backed by the full faith and credit of the government and issued for the purpose of financing the emerging market country’s general growth and development. In addition, under normal market conditions, at least 80% of the Fund’s net assets are invested in or exposed to government bonds of emerging market countries that are determined by the investment manager, at the time of purchase, to score: (i) in the highest 50% of emerging market countries in the Templeton Global Macro ESG Index (TGM-ESGI) universe based on their current overall environmental, social and governance score; or (ii) in the highest 80% of emerging market countries in the TGM-ESGI universe based on their current overall environmental, social and governance score and that have a positive or neutral sustainability momentum (i.e., the difference between a country’s projected score and its current score over time). The investment manager counts toward the Fund’s 80% policies the notional value of derivatives and other instruments that provide long exposure to the interest rates, currencies or sovereign credit of bonds issued by emerging market countries.

"Emerging market countries" are countries considered to be emerging or frontier markets by the International Monetary Fund or the United Nations; countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; and countries in the JPMorgan Emerging Markets Bond Index - Global (EMBIG), JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) or JPMorgan Corporate Emerging Markets Bond Index Broad (CEMBI Broad) fixed income indexes. Emerging market countries typically are located in the Asia Pacific region, Eastern Europe, the Middle East, Central and South America and Africa.

In employing its sustainability investment strategy, the investment manager uses the TGM-ESGI, which is a proprietary ESG scoring system, to assess a country’s sustainability practices. The TGM-ESGI ranks countries according to current and projected overall ESG scores based on each country’s scores in fourteen ESG subcategories that the investment manager has determined have significant impact on macroeconomic conditions. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts and promotes ESG by investing the Fund’s assets in emerging market countries that are considered leaders and/or are expected to improve from an ESG perspective, as compared to other emerging market countries.

In ranking the countries in the TGM-ESGI universe on their sustainability practices and efforts, the investment manager assigns each country current and projected scores on a scale of 0 to 100 (100 being the highest) in each of the fourteen ESG subcategories. The investment manager bases the current scores in these subcategories on data provided by third-party index providers, as described in more detail below. Each country’s projected scores in the ESG subcategories are calculated by using the country’s current score as a base, and overlaying the investment manager’s discretionary views on expected developments across the ESG subcategories over the next two to three years based on its proprietary research, which includes a combination of quantitative and qualitative factors and leverages information from the investment manager’s individual country analysts who have a deep understanding of local conditions in specific countries and extensive knowledge of such countries’ policies and societal trends. The fourteen subcategories, the investment manager’s views on the impacts of such ESG factors on a country’s economic sustainability, and the third-party index providers on which the investment manager bases its scoring, as of the date of this prospectus, are set forth below. Without notice to shareholders, the subcategories and the investment manager’s views on the impact of a factor on a country’s economic sustainability may change over time and the investment manager may rely on additional, fewer or different third-party index providers and may change in any manner or end its reliance on some or all third-party index providers.

Environmental:

• Resource insecurity – As the global population increases and demands higher standards of living, the consumption of limited resources has increased. Resources can include the basic needs of any population, like water and farmable land, or economic needs such as fuel and minerals. Resource insecurity and depletion can threaten to disrupt established industries, particularly for countries dependent on resource-dependent economic activity such as agriculture, fishing and mining.

• Extreme weather risk – Natural disasters such as droughts, monsoons, earthquakes and hurricanes can have large, disruptive impacts on an economy. While weather patterns cannot be predicted, the investment manager can be aware of the risks they pose and how well a country can handle such disasters in light of the vulnerability of its infrastructure, its emergency response abilities, and the adequacy of its early warning systems. For example, one macroeconomic impact of extreme weather risk falls on the price of goods; disasters such as droughts or hurricanes can severely disrupt availability of necessities like food or energy.

• Unsustainable practices – The sustainability of a country’s treatment of the natural environment such as air, water and land are critical for current and future wellbeing. Unsustainable practices range from emissions to water pollution to destruction of biodiversity. Pollution can result in large cleanup costs and poorer health of citizens and may draw international opposition that hinders development.

Social:

• Social cohesion and stability – Lack of social cohesion comes in many forms, including terrorism, violent demonstrations and ethnic or religious conflicts. Active conflicts can lead to instability that negatively impacts economic conditions. Decay of social cohesion can also be harmful when savvy politicians take advantage of it. Recent waves of protectionism and anti-immigration sentiment are results of such dynamics.

• Infrastructure – Infrastructure refers to the quality and extension of transport (road, rail, water and air) and utility infrastructure. Strong infrastructure helps develop business activity and constitutes an important gauge of whether the government takes a long-term view of economic issues. Investment in infrastructure not only provides a temporary boost to a country’s gross domestic product (GDP) through employment and construction, but necessary projects also can expand growth potential for years to come. Lack of adequate infrastructure can cause issues such as supply bottlenecks and inflationary pressures.

• Healthcare – Healthcare is measured by the coping ability of countries when faced with epidemic and pandemic diseases, and reflects the quality and robustness of a country’s health systems, as well as its ability to prevent, detect and respond swiftly to the spread of diseases. Quality of healthcare also leads to desired health outcomes and good quality of life. Lack of healthcare can cause health system and healthcare overloads, reductions in production and services and deterioration of fiscal and monetary conditions, as seen recently during the COVID-19 pandemic.

• Labor – Labor refers to the regulatory framework of a country’s labor market, such as regulations around minimum wage, severance, hiring and hours worked. It also refers to the distribution of wealth within the population. The investment manager looks for fair pay that allows citizens to consume and participate in the economy, as well as competitiveness and the ability of corporations to allocate resources effectively. Labor and wages can impact complicated issues such as competitiveness and productivity.

• Human capital – Human capital refers to the skill of a country’s workforce, the country’s investment in formal education and accumulation of skills through work. Lack of human capital in a country affects the productive ability of any economy. Similarly, policies that encourage diverse labor force participation can structurally increase labor’s contribution to growth.

• Demographics – This category looks at the amount of youth participation in the labor force that do not have work. In addition, demographics refers to labor force growth, which includes the change in labor force size and the amount of individuals age 15 and older who are working or are seeking work. Issues such as rapid population growth, aging and immigration may affect the size of the working population. A growing population can both aid in growth potential as well as create challenges for governments to generate enough jobs or risk social instability.

Governance:

• Business climate – This category evaluates the business-friendliness of a country’s rules and institutions. Business climate impacts investment levels and capital flows. Targeted tax breaks or special industrial zones can encourage domestic capital expenditure, and removing restrictions on foreign ownership of business in key sectors can significantly boost capital inflows as well as improve productivity.

• Institutional strength –This category measures the extent to which the rules of society are followed in a country and the quality of contract enforcement (e.g., strength of courts and police). For example, a fiscal rule embedded in the constitution has stronger credibility than one periodically subject to legislative votes. Greater institutional strength often leads to a less volatile economy.

• Corruption and transparency – Corruption refers to the extent to which public officials exercise power for private gain, at both federal and local levels. Transparency refers to data availability and reliability. Corruption can result in major political scandals that impact the government’s effectiveness and also distract from productive policy. Other effects of corruption can be unreliable government statistics for research purposes and international sanctions or withdrawal of international aid. A lack of transparency can worsen these effects.

• Policy mix and reform mindedness – This category looks at a country’s ability to formulate and implement sound policies (e.g. burden of regulations, unfair competitive practices and tax inconsistency). Countries are rewarded for being willing to pass unpopular but necessary reforms and policy to address economic and political challenges. Policy direction has an important impact on macroeconomics. Examples include whether leadership stands prepared to enact fiscal austerity (such as pension reform or subsidy removal) for the sake of a sustainable debt path and the government’s willingness to service debt, which directly impacts asset prices.

• Effectiveness – Effectiveness looks at the degree of governance that is independent from political pressures, the quality of policy formation and the credibility of a government’s commitment (e.g., bureaucratic quality and institutional effectiveness). A government’s effectiveness contributes critically to the approval and implementation of policy. Strong ideas and intent can be hamstrung by political inexperience and inability to overcome opposition. An example would be gridlock in the legislature between majority and minority coalitions.

Once the current and projected scores are calculated in each of the subcategories listed above, the investment manager calculates an average current and projected score for each country in each of the three main categories: environmental, social and governance. Final combined current and projected scores are then calculated for each country by applying an equal weight (33 1/3%) to each of the environmental, social and governance category scores. The countries are ranked on the TGM-ESGI according to their overall current score.

Government bonds, which include instruments that have economic characteristics similar to government bonds, issued by emerging market (including frontier market) countries, of the poorest performing countries in each of the environmental, social or governance categories based on current scores are excluded from investment until the exclusions reach 20% of the emerging market countries on the TGM-ESGI. The Fund also excludes from its investments government bonds of countries that have been sanctioned by the Office of Foreign Asset Control, the European Union or the United Nations. The remaining emerging market countries in the TGM-ESGI universe comprise the Fund’s “Investible Universe.”

In addition to the criteria above, under normal market conditions, when selecting the countries in which the Fund will invest, the investment manager generally manages the Fund so that the weighted average base ESG score of the countries in the Fund's portfolio (including currency and derivatives that provide exposure to countries in the Fund's Investible Universe) is higher than the average base ESG score of the remaining countries in the Fund's Investible Universe after the countries or issuers excluded for investment are removed. Bonds that are designated as “green” or “sustainable” based on the bond’s offering documents and other relevant information may receive an additional increase to the bond’s base score solely for the purpose of calculating the Fund’s weighted average base ESG score. Therefore, when the Fund invests in green or sustainable bonds, the Fund’s weighted average base score may be higher than if this base score increase was not applied. Green or sustainable bonds from issuers that already have a score of 100 will not receive any further increase. Bonds issued by supranational organizations (Supranational Bonds) that have ESG ratings from an independent third party will also be rated and ranked for purposes of this policy only. For supranational issuers, the Fund utilizes ESG ratings provided by MSCI and restates those ratings to correspond to a scale of 0 to 100 (100 being the highest). The ESG methodology is applied to 100% of the Fund’s supranational debt holdings. Ranking of such Supranational Bonds are based on the supranational organization’s ESG practices only and not based on to which countries the proceeds of such Supranational Bonds are allocated or whether the proceeds are used for ESG-related purposes by such countries. It is possible that the proceeds from a bond held by the Fund that is issued by a supranational organization rated with a high ESG score by independent third parties and, consequently, by the investment manager, for purposes of this policy, could be used, without the Fund’s or the investment manager’s knowledge: (i) by countries that do not meet the Fund’s investment criteria; or (ii) for purposes that do not promote ESG practices or principles. The investment manager does not guarantee which countries are provided with proceeds from a Supranational Bond or for what purposes such proceeds are used. Supranational Bonds are defined as those issued by multilateral organizations established by central governments to promote economic development and regional integration of the member countries. Compliance with this policy generally will be tested on a weekly basis. At certain times the Fund's weighted average base ESG score may fall below the average base ESG score of the Fund's Investible Universe (after the countries or issuers excluded for investment are removed). At such times, the investment manager will manage the Fund so that the weighted average base ESG score of the countries in the Fund's portfolio returns to be higher than the average base ESG score of the countries in the Fund's Investible Universe as soon as reasonably practicable.

TGM-ESGI scoring is applied to 100% of the countries in which the Fund has or may have exposure to government bonds. The Fund measures compliance with its principal investment strategies at the time of investment. If a country no longer meets the above criteria, the investment manager will monitor the country’s projected scores and momentum and may, but is not required to, hedge exposure to the country or sell the bonds issued by such country. The ESG subcategories, weightings for the categories when calculating scores, and third-party index providers used for scoring are reviewed at least biannually. Although market activity, political and macroeconomic events, conditions in fixed income markets and specific investment opportunities are discussed and reviewed frequently, the investment manager formally updates the ESG research and scores twice a year, which may include refinements in the investment manager’s methodology. In addition, the investment manager continuously conducts look-back assessments of the accuracy of ESG projections from previous years and how directional trends in ESG have aligned with actual investment performance over time. Updates to the TGM-ESGI methodology and the current and projected scores for each country typically are released to the public twice a year, but the timing of such updates are subject to change without notice to shareholders.

The investment manager believes that ESG considerations are most effective when fully integrated into the other components of the investment manager’s traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager also employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. In addition to ESG factors, the investment manager considers various macroeconomic factors including the growth drivers, monetary policy, fiscal policy, inflation dynamic, debt sustainability, balance of debt payments and the political situation of each country. In addition, the investment manager considers the risk versus return analysis and liquidity of each government bond.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The bonds in which the Fund may invest include debt obligations of any maturity, such as bonds, notes, bills and debentures, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, and such obligations may have fixed or floating rates of interest. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

For purposes of pursuing its investment goals the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures and swap agreements (which may include credit default swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes. The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors.

The investment manager considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by “emerging market countries.